Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 3,792		¥ 5,637
Intangible assets amortization expenses recognized	¥ 5,709	¥ 5,615	¥ 5,490